Note 9 - Commitments and Contingencies (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Payments to Acquire Property, Plant, and Equipment, Total	$ 1,111,297	$ 29,045,685	$ 9,635,504
One Kamsarmax Drybulk Carrier [Member]
Payments to Acquire Property, Plant, and Equipment, Total	$ 5,530,000
Areti Shipping Ltd. vs Windrose [Member]
Litigation Case, Balance Hire Failed to Be Paid by a Charterer			52,019
Litigation Case, Amounts Due to a Supplier, Failed to Be Paid by a Charterer			115,000
Litigation Case, Amounts Due to a Supplier, Failed to Be Paid by a Charterer, Amount Originally Demanded By Supplier			179,281
Loss Contingency, Damages Sought, Value			$ 215,000
Loss Contingency, May be Fully Recoverable, Amount		$ 167,019